Business and credit concentrations (Details) - Supplier - Purchases of raw materials ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Concentration Risk
Purchases from suppliers	$ 5,824	¥ 37,556	¥ 22,283	¥ 32,372
Percentage of purchases	49.00%	49.00%	35.00%	51.00%
China Bright Group Co. Limited
Concentration Risk
Purchases from suppliers	$ 5,824	¥ 37,556	¥ 15,683	¥ 14,336
Percentage of purchases	49.00%	49.00%	25.00%	23.00%
Hangzhou Baitong Biological Technology Co., Ltd.
Concentration Risk
Purchases from suppliers			¥ 6,600
Percentage of purchases			10.00%
Shanghai Qiangzhi Biological Technology Co., Ltd.
Concentration Risk
Purchases from suppliers				¥ 7,195
Percentage of purchases				11.00%
Cesca Therapeutics Inc.
Concentration Risk
Purchases from suppliers				¥ 10,841
Percentage of purchases				17.00%